Selling and Marketing Expenses	12 Months Ended
Dec. 31, 2017
Disclosure of selling and marketing expenses [Abstract]
Selling and Marketing Expenses
Note 18 - Selling and Marketing Expenses

	For the year ended December 31
	2017	2016	2015
	USD thousands	USD thousands	USD thousands
Salaries, wages and related expenses	27,716	22,270	16,143
Consultation	2,926	2,439	1,834
Advertising, demonstrations and exhibitions	1,994	3,243	2,546
Travel expenses	4,627	3,814	2,696
Depreciation	451	259	213
Excise tax	-	-	308
Overhead	998	919	707
Other selling and marketing expenses	787	693	500

Total selling and marketing expenses	39,499	33,637	24,947